Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.84%
Alabama–3.07%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$ 7,040	$ 7,901,029
Series 2018 A, RB	5.00%	07/01/2048	28,620	33,941,422
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,667,103
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,426,522
Series 2018, RB	5.00%	05/01/2048	12,870	15,603,193
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,113,158
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,904,757
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,951,688
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,252,659
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(a)	5.75%	10/01/2049	15,000	17,859,045
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.75%	10/01/2046	20,045	20,735,628
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.90%	10/01/2050	17,500	18,095,207
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,010,562
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	36,267,909
Series 2013 F, Revenue Wts.(b)	7.50%	10/01/2039	21,895	22,633,937
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	30,000	31,010,997
Series 2013 F, Revenue Wts.(b)	7.90%	10/01/2050	24,050	24,858,919
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	528,184
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,368,914
Mobile (County of), AL (Gomessa); Series 2020, RB(d)	4.00%	11/01/2045	2,590	2,809,199
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(a)(d)	6.00%	05/01/2040	6,000	6,715,746
Series 2020 B, RB(d)	8.00%	05/01/2029	1,780	1,860,889
Southeast Energy Authority A Cooperative District (#2); Series 2021 B, RB	4.00%	06/01/2031	1,850	2,244,376
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	13,365	15,465,292
				303,226,335
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(e)	5.88%	12/01/2027	1,650	68,063
Series 2007 C, RB(e)	6.00%	12/01/2036	500	20,625
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	228,739
				317,427
Arizona–1.54%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.50%	07/01/2038	1,165	1,339,754
Series 2018 B, RB(d)	5.63%	07/01/2048	2,250	2,571,921
Series 2018 B, RB(d)	5.75%	07/01/2053	3,500	4,012,488
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	5.13%	08/01/2038	2,515	2,869,767
Series 2018 A, RB(d)	5.25%	08/01/2048	3,945	4,462,093
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(d)	5.50%	07/01/2037	580	634,634
Series 2017, Ref. RB(d)	5.75%	07/01/2047	680	741,096
Series 2017, Ref. RB(d)	5.88%	07/01/2052	645	705,266
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2054	3,000	3,138,218
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(d)	5.25%	12/15/2038	$ 1,415	$ 1,609,532
Series 2018 A, RB(d)	5.50%	12/15/2048	2,260	2,569,764
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,728,805
Arizona (State of) Transportation Board; Series 2016, Ref. RB	5.00%	07/01/2022	105	107,996
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	482,733
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(f)	6.38%	01/01/2028	650	617,619
Series 2009, Ref. RB(e)(f)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	3,300,571
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	586,222
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,389,041
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(d)	6.00%	01/01/2048	11,475	11,399,508
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	258,588
Series 2017 C, RB	5.00%	07/01/2048	405	469,244
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	137	137,321
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	922,253
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	126	126,279
Series 2006, RB	5.30%	07/01/2030	397	397,722
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	345	324,407
Series 2006, GO Bonds	5.35%	07/15/2031	350	303,152
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,179,372
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,605	1,607,142
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(d)	5.50%	07/01/2046	4,135	4,643,885
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,425,000)(a)(g)	5.88%	11/01/2037	2,585	2,427,905
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(d)	5.00%	07/01/2049	595	606,868
Series 2019 A, RB(d)	5.00%	07/01/2054	530	540,417
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,392,540
Phoenix Civic Improvement Corp.; Series 2018, RB(a)	5.00%	07/01/2048	10,000	12,023,437
Pima (County of), AZ Industrial Development Authority; Series 2021, RB(d)	5.00%	07/01/2056	2,310	2,564,076
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.63%	06/15/2045	2,250	2,435,723
Series 2017, RB(d)	5.00%	06/15/2052	2,970	3,044,756
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	3,285	3,356,137
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	1,550	1,752,288
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,172,224
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	2,400	2,511,820
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(d)	6.50%	11/01/2047	5,530	5,851,327
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(d)	6.00%	12/01/2036	3,315	3,688,723
Series 2016, Ref. RB(d)	6.00%	12/01/2046	6,310	6,924,395
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(d)	6.00%	07/01/2035	$ 1,025	$ 1,120,245
Series 2015, RB(d)	6.13%	07/01/2045	3,310	3,585,992
Series 2019, RB	5.13%	07/01/2039	650	686,134
Series 2019, RB	5.25%	07/01/2049	810	851,162
Pinal (County of), AZ Industrial Development Authority; Series 2021 C, RB(a)(b)(d)	5.50%	10/01/2033	20,560	21,373,728
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 B, RB(a)(b)	5.50%	10/01/2033	5,853	6,084,651
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(a)	6.25%	06/01/2026	430	454,158
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(d)	5.60%	07/01/2031	191	190,986
Southside Community Facilities District No. 1; Series 2008, RB(f)	7.25%	07/01/2032	1,022	936,095
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB(h)(i)	6.00%	12/01/2021	695	695,000
Series 2012 A, Ref. RB(h)(i)	6.25%	12/01/2021	1,550	1,550,000
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(d)	6.00%	10/01/2037	1,010	1,119,044
Series 2017 A, RB(d)	6.13%	10/01/2052	2,360	2,588,790
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(d)	6.00%	07/15/2027	1,800	1,886,126
Series 2013 B, GO Bonds(d)	5.70%	07/15/2029	675	701,399
Series 2013 B, GO Bonds(d)	6.00%	07/15/2033	610	632,607
				152,476,146
Arkansas–0.05%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)	6.25%	02/01/2038	4,665	4,665,000
California–13.28%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	155	155,394
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	212,950	17,796,253
California (State of);
Series 2007, Ref. GO Bonds (INS - AGM)(c)	5.25%	08/01/2032	72,335	100,361,145
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	3,995,625
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2037	12,500	15,041,623
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2038	15,000	17,992,661
Series 2020, Ref. GO Bonds(k)	4.00%	03/01/2040	13,000	15,537,844
Series 2021, Ref. GO Bonds	5.00%	12/01/2030	9,825	13,125,981
Series 2021, Ref. GO Bonds	5.00%	09/01/2031	35,000	47,407,986
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	19,500	25,942,584
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(i)	4.00%	02/01/2052	40,000	48,476,208
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(j)	0.00%	06/01/2050	520,920	91,495,483
Series 2006 B, RB(j)	0.00%	06/01/2050	107,400	16,427,754
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,110	2,113,698
Series 2002, RB	6.00%	06/01/2042	19,120	19,153,487
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,004,781
Series 2006 A, RB(j)	0.00%	06/01/2046	127,310	26,589,126
Series 2006 B, RB(j)	0.00%	06/01/2046	33,920	6,834,690
Series 2006 C, RB(j)	0.00%	06/01/2055	215,100	21,472,121
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	5,510	5,519,676
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	587	706,422
California (State of) Infrastructure & Economic Development Bank; Series 2019, RB(k)	5.00%	05/15/2052	31,530	38,503,323
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(a)	5.00%	12/31/2043	10,800	12,892,893
Series 2018 A, RB(a)	5.00%	12/31/2047	2,750	3,276,338
Series 2018 B, RB(a)	5.00%	06/01/2048	2,575	3,060,230
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(a)(d)(e)(g)	8.00%	12/01/2027	$ 3,000	$ 180,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(d)(e)(g)	7.50%	07/01/2032	6,075	3,645,000
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(d)(e)(g)	8.00%	07/01/2039	14,995	8,997,000
Series 2020, RB (Acquired 10/06/2020; Cost $2,525,616)(a)(d)(g)	7.50%	07/01/2032	2,650	2,252,500
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	6.50%	07/01/2050	4,130	4,648,270
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(d)	5.25%	07/01/2051	5,945	6,640,115
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.00%	05/01/2027	360	386,817
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.75%	05/01/2037	900	1,007,528
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.88%	05/01/2047	1,230	1,364,575
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(d)	5.13%	06/01/2047	595	656,515
Series 2017 A, RB(d)	5.25%	06/01/2052	665	735,767
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.25%	07/01/2052	1,450	1,569,439
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,355	7,752,527
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,405	4,424,741
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,154,102
Series 2002, RB	6.00%	05/01/2043	100	100,990
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	4,078,599
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(j)	0.00%	08/01/2042	7,780	4,031,275
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,287,560
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	31,350	32,043,738
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	668,220
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,015	1,019,371
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(a)	5.00%	05/15/2043	4,000	4,800,955
Los Angeles (City of), CA Community Facilities District No. 8 (Legends at Cascades); Series 2010, RB	5.75%	09/01/2040	1,625	1,641,649
Los Angeles (City of), CA Department of Airports;
Series 2018 C, RB(a)(k)	5.00%	05/15/2044	55,750	67,688,199
Series 2018, Ref. RB(a)(k)	5.00%	05/15/2043	25,000	30,837,500
Series 2020 C, RB(a)	5.00%	05/15/2045	25,000	31,138,332
Series 2021 A, Ref. RB(a)	5.00%	05/15/2046	5,000	6,341,980
Series 2021 D, Ref. RB(a)	4.00%	05/15/2046	10,000	11,790,317
Series 2021 D, Ref. RB(a)	4.00%	05/15/2051	14,500	16,972,662
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2035	1,000	1,231,584
Series 2018 A, RB(a)	5.00%	05/15/2036	1,385	1,704,828
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	11,955,821
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	13,345	16,661,059
Series 2018 A, RB(h)	5.00%	12/01/2051	7,875	9,744,787
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	10,000	11,964,006
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,841,934
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	255	255,213
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,500	5,338,838
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,337
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(a)	9.25%	08/01/2024	4,305	4,334,848
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,883,809
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,850,816
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	5.00%	08/15/2050	30,000	38,564,295
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(h)(i)	8.00%	12/01/2021	2,000	2,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	5.00%	07/01/2051	$ 6,000	$ 7,563,914
Series 2021 B, RB(a)	4.00%	07/01/2056	9,000	10,354,252
Series 2021 B, RB(a)	5.00%	07/01/2056	21,500	26,870,403
San Diego Unified School District; Series 2020 D-2, GO Bonds	4.00%	07/01/2050	15,000	17,743,556
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(a)	5.00%	05/01/2048	4,700	5,685,351
Series 2019 E, RB(a)	5.00%	05/01/2050	58,000	71,052,366
Series 2021 A, Ref. RB(a)	5.00%	05/01/2031	12,095	15,896,629
San Francisco (City of), CA (Green Bonds); Series 2020 A, RB	4.00%	11/01/2050	6,355	7,588,178
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	7,270	8,680,732
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds	4.00%	08/01/2040	15,920	16,266,504
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	60,785	27,217,244
Series 2007 A, RB(j)	0.00%	06/01/2047	58,990	14,082,871
Series 2007 B, RB(j)	0.00%	06/01/2047	13,505	3,106,295
Series 2007 C, RB(j)	0.00%	06/01/2056	61,600	7,251,792
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2037	6,245	4,431,123
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2038	12,115	8,348,740
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2041	14,735	9,257,535
Series 2011 D, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2043	17,145	10,102,420
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	5,000	5,858,925
Series 2021 BH, Ref. RB	4.00%	05/15/2051	25,000	29,706,072
Series 2021 Q, Ref. RB	5.00%	05/15/2046	25,000	32,488,820
Series 2022 S, Ref. RB	5.00%	05/15/2032	4,000	5,425,568
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,167,985
				1,313,264,019
Colorado–4.84%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,692,368
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,573,815
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,997,885
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,076,482
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	481,790
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,330,958
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,744,333
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,116,664
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,849,638
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,682,216
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,515,372
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,366,888
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	526,240
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,199,473
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	3,015,377
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	2,194,099
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(b)(d)	6.75%	12/01/2049	3,785	3,186,303
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	940,078
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,257,173
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds(h)(i)	8.00%	12/15/2021	500	516,345
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,740	1,793,896
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	529	551,057
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	$ 670	$ 695,689
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,182,968
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,879,691
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,063,751
Broomfield (City & County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,977,514
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,695	2,848,373
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,713,707
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,094,981
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,766,010
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	4,375,432
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,323	1,411,518
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	600,144
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,626,067
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,372,327
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	630,792
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	520,186
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	628,732
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,090,541
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,174,369
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,578,391
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,604,628
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	6,379,988
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,524,591
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	697,602
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,093,671
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,988,822
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	8,294,664
Series 2020 B, GO Bonds(d)	7.50%	12/15/2050	3,490	3,555,442
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,554,929
Series 2019, RB	5.00%	12/01/2043	2,750	2,943,211
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds(h)(i)	5.00%	12/01/2022	500	538,729
Series 2017 A, GO Bonds(h)(i)	5.13%	12/01/2022	700	755,091
Series 2017 B, GO Bonds(h)(i)	7.63%	12/15/2022	506	558,343
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(f)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,364,389
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,329,513
Series 2019, GO Bonds	7.75%	12/15/2049	616	643,715
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(h)(i)	7.38%	12/15/2022	750	824,579
Series 2017 C, GO Bonds(h)(i)	12.00%	12/15/2022	792	907,348
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	4,010	4,289,598
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	170	177,740
Series 2021 A, RB	4.00%	08/01/2051	20,000	23,744,122
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,172,859
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,312,551
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,358	1,459,766
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,283,953
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,479,609
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(k)	5.00%	01/01/2044	14,350	15,615,557
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	$ 1,260	$ 1,346,137
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,657	1,762,458
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	1,047,935
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2045	1,250	1,472,426
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2049	2,200	2,581,027
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2041	1,700	1,851,131
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2051	2,000	2,162,043
Series 2021 B, GO Bonds(d)	8.00%	12/15/2051	1,910	1,921,167
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(d)	5.75%	12/01/2046	2,600	3,132,468
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds(h)(i)	5.50%	12/01/2021	2,000	2,060,000
Series 2016 B, GO Bonds(h)(i)	7.75%	12/15/2021	600	619,630
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,256,617
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,726,150
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	556,440
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,039	1,106,921
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(d)	6.00%	12/01/2049	2,965	3,148,529
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	1,005,085
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(b)	6.13%	12/01/2050	3,075	2,752,714
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	439	465,639
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(d)	4.75%	12/01/2051	3,000	3,023,830
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,670,008
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	993,842
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	962,501
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(d)	7.75%	12/15/2050	515	536,079
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,515,866
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,571,617
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,899,041
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,377,189
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds(h)(i)	6.00%	12/01/2021	760	782,800
Interpark Metropolitan District; Series 2018, GO Bonds(d)	5.50%	12/01/2048	2,170	2,320,118
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,427,996
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	10,570,770
Jones District Community Authority Board; Series 2020 A, RB(b)	5.75%	12/01/2050	6,800	6,070,667
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(d)	5.63%	12/01/2050	1,695	1,858,610
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	3,162,697
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	4,034,463
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	519,730
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	611,033
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds(h)(i)	7.25%	12/15/2021	1,195	1,233,880
Series 2017 C, Ref. GO Bonds(h)(i)	10.75%	12/15/2021	1,025	1,059,583
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,206,808
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,300,122
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	544,359
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	814,982
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	631,961
Millers Landing Business Improvement District;
Series 2018 A, RB(d)	6.00%	12/01/2048	8,065	8,516,579
Series 2018 B, RB(d)	8.00%	12/01/2048	2,185	2,313,838
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,520,748
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,483,451
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	$ 1,000	$ 1,070,955
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,056,972
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,882,454
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,089,880
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	18,444,386
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,834,048
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	934,835
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,298,709
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,455,981
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,429,522
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,330,888
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,371	2,444,882
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	663,441
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(d)	4.75%	12/01/2045	3,375	3,829,160
PV-ERU Holding Trust; Series 2019, RB(j)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,375,150
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,530,555
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	586,970
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,653,440
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,105,362
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,143,684
Sabell Metropolitan District;
Series 2020 A, GO Bonds(d)	5.00%	12/01/2050	1,060	1,151,757
Series 2020 B-3, GO Bonds(d)	8.25%	12/15/2050	605	640,384
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,665,744
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,768,920
Series 2021 C, GO Bonds(d)	7.63%	12/15/2052	8,288	8,311,592
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(d)	5.13%	12/01/2050	1,630	1,778,484
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	625,025
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,252,762
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	996,132
Series 2019, RB	5.00%	12/01/2049	2,835	3,113,638
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,997,812
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	1,080,265
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,315,624
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	835,544
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,472,112
Series 2020 B, GO Bonds	8.50%	12/15/2049	729	758,465
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,931,351
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,935,291
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,140,428
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	750	790,110
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,144,976
Series 2018, GO Bonds	7.88%	12/15/2047	600	631,405
Table Mountain Metropolitan District; Series 2016 B, GO Bonds(h)(i)	7.75%	12/15/2021	569	587,536
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	8,041,829
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(h)(i)	5.00%	12/01/2023	282	305,226
Series 2016 A, GO Bonds(h)(i)	6.75%	12/15/2021	592	611,143
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	$ 2,150	$ 2,357,742
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,717,026
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,606,441
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	2,028,607
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	1,002,309
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,143,338
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,966,810
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	4,440,079
Series 2021 A-2, GO Bonds(b)	5.50%	12/01/2051	3,000	2,709,702
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,725,388
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	532,721
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,437	1,518,946
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(d)	5.63%	12/01/2048	1,375	1,472,295
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds(h)(i)	6.50%	12/01/2021	1,645	1,694,350
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,399,497
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	3,048,623
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	650,710
Series 2019 B, GO Bonds(d)	7.75%	12/15/2049	504	534,378
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	791,006
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	676,721
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds(h)(i)	6.00%	12/01/2021	5,011	5,010,763
Series 2012 B, Ref. GO Bonds(h)(i)	7.30%	12/01/2021	0	4
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,825	1,979,834
				479,082,297
Connecticut–0.24%
Connecticut (State of); Series 2021 A, RB	5.00%	05/01/2041	2,500	3,255,884
Connecticut (State of) Health & Educational Facilities Authority; Series 1997, RB	5.00%	07/01/2029	5,880	7,631,636
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,459,582
Series 2019 A, Ref. RB	4.00%	07/01/2049	5,000	5,667,424
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(f)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	13,420	2,952,401
				24,023,327
District of Columbia–2.95%
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(d)	5.30%	06/01/2023	250	251,863
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,987,530
Series 2006 C, RB(j)	0.00%	06/15/2055	850,680	87,340,251
Series 2006 D, RB(j)	0.00%	06/15/2055	555,000	50,942,007
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,277,315
Metropolitan Washington Airports Authority;
Series 2012 A, RB(a)	5.00%	10/01/2031	5,865	6,084,624
Series 2019 A, Ref. RB(a)(k)	4.00%	10/01/2035	11,530	13,046,836
Series 2019 A, Ref. RB(a)	5.00%	10/01/2044	3,500	4,324,524
Series 2019 A, Ref. RB(a)	5.00%	10/01/2049	16,585	20,340,338
Series 2020 A, Ref. RB(a)	4.00%	10/01/2036	3,400	4,037,953
Series 2020 A, Ref. RB(a)	4.00%	10/01/2038	3,020	3,571,805
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	2,385	2,815,006
Series 2021 A, Ref. RB(a)	5.00%	10/01/2031	20,765	27,520,014
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	11,328,953
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(a)	5.00%	10/01/2037	$ 11,000	$ 13,520,428
Series 2018 A, Ref. RB(a)	5.00%	10/01/2048	1,810	2,191,932
Washington (State of) Metropolitan Area Transit Authority (Green Bonds);
Series 2021 A, RB	5.00%	07/15/2030	1,625	2,147,186
Series 2021 A, RB	5.00%	07/15/2031	5,000	6,753,602
				291,482,167
Florida–7.55%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	811,651
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,082,202
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,082,202
Amelia Concourse Community Development District;
Series 2007, RB(e)(f)	5.75%	05/01/2038	4,655	4,655,000
Series 2016, RB	6.00%	05/01/2047	1,900	2,033,442
Series 2019 A, RB	5.65%	05/01/2049	2,735	3,047,936
Series 2019 B-2, RB	7.25%	05/01/2029	750	794,630
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,120	2,120,222
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,769,362
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	10,746,155
Series 2019 A, RB(a)	5.00%	10/01/2044	8,400	10,378,859
Series 2019 A, RB(a)	5.00%	10/01/2049	16,405	20,119,581
Buckeye Park Community Development District; Series 2008 A, RB(e)(f)	7.88%	05/01/2038	5,845	2,513,350
Canaveral Port Authority; Series 2018 A, RB(a)	5.00%	06/01/2045	9,320	11,053,774
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,735,262
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,215,315
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,120	3,016,169
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(d)	5.63%	08/01/2037	1,025	1,006,612
Series 2017, RB(d)	5.88%	08/01/2052	3,925	3,802,778
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	850	955,582
Series 2018 A, RB(d)	5.38%	06/15/2048	1,590	1,759,874
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2050	3,955	4,249,522
Series 2020, RB(d)	5.00%	12/15/2055	2,845	3,050,551
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(d)	5.75%	06/01/2054	3,735	4,052,933
Series 2019 B, RB(d)	6.00%	06/01/2028	380	395,138
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(d)	5.00%	10/15/2047	1,100	1,221,931
Series 2017 A, RB(d)	5.00%	10/15/2052	755	836,542
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	855,678
Series 2015, RB	5.75%	11/01/2047	1,860	2,086,938
CFM Community Development District; Series 2004 A, RB(e)(f)	6.25%	05/01/2035	1,987	168,910
Chapel Creek Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2038	7,075	6,367,500
City of South Miami Health Facilities Authority, Inc.; Series 2018, Ref. RB(k)	4.00%	08/15/2036	14,000	15,863,096
Clearwater Cay Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(d)	5.00%	12/01/2037	1,150	1,257,549
Series 2017 A, RB(d)	5.00%	12/01/2047	1,875	2,015,461
Creekside Community Development District; Series 2006, RB(e)(f)	5.20%	05/01/2038	1,690	760,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	$ 15	$ 12,666
Series 2016 A, RB	5.60%	05/01/2037	680	704,779
Epperson North Community Development District (Assessment Area Three);
Series 2021 A, RB	3.40%	11/01/2041	1,250	1,274,271
Series 2021 A, RB	4.00%	11/01/2051	1,250	1,312,643
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	7,868,705
Florida (State of);
Series 2018, GO Bonds(k)	4.00%	07/01/2037	3,725	4,405,634
Series 2018, GO Bonds(k)	4.00%	07/01/2038	4,030	4,759,549
Series 2018, GO Bonds(k)	4.00%	07/01/2039	4,195	4,949,460
Series 2018, GO Bonds(k)	4.00%	07/01/2040	4,360	5,137,187
Florida (State of) (Right-of-Way Acquisition);
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	9,535	13,122,472
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2033	10,575	14,870,618
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(d)	5.00%	07/15/2046	6,045	6,545,062
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	329,704
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,078,160
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(d)(i)	6.38%	01/01/2026	13,000	13,297,371
Series 2019 A, Ref. RB(a)(d)(i)	6.50%	01/01/2029	14,305	14,611,051
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,615,504)(g)	7.00%	03/01/2030	4,616	4,114,055
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $63,084)(g)	1.00%	03/01/2030	2,531	1,138,758
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,525	2,527,107
Greater Orlando Aviation Authority;
Series 2017 A, RB(a)	4.00%	10/01/2052	7,500	8,452,224
Series 2019 A, RB(a)	5.00%	10/01/2044	16,420	20,288,197
Series 2019 A, RB(a)	5.00%	10/01/2049	18,755	23,001,691
Series 2019 A, RB(a)	5.00%	10/01/2054	8,000	9,755,352
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	300	300,336
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(a)	5.00%	10/01/2048	11,500	13,893,680
Series 2018 E, RB(a)	5.00%	10/01/2043	13,120	15,989,050
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(a)	5.00%	06/01/2046	9,700	11,492,966
Indigo Community Development District; Series 2005, RB(e)(f)	5.75%	05/01/2036	4,775	3,342,500
Jacksonville (City of), FL; Series 2019 A, Ref. RB	5.00%	10/01/2029	4,390	5,648,415
JEA Water & Sewer System; Series 2021 A, Ref. RB	5.00%	10/01/2031	1,945	2,643,629
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(d)	5.00%	01/15/2049	820	919,074
Series 2019, RB(d)	5.00%	01/15/2054	635	709,447
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,255,398
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(d)	7.13%	01/01/2052	18,300	16,638,933
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	1,685	1,843,446
Series 2018 A, RB(d)	5.75%	07/15/2053	1,830	2,042,702
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2046	22,000	27,915,840
Series 2021 B, RB(a)	4.00%	10/01/2051	30,000	34,827,408
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.75%	12/01/2052	1,785	1,847,133
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,470	2,474,586
Magnolia Creek Community Development District; Series 2007 A, RB(e)(f)	5.90%	05/01/2039	5,360	160,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	180	181,521
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	11,390
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	18,645	22,255,438
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(c)	4.00%	10/01/2045	14,790	17,448,254
Miami-Dade (County of), FL Transit System; Series 2018, RB(k)	4.00%	07/01/2045	11,000	12,606,446
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(k)(l)	4.00%	10/01/2049	$ 80,000	$ 92,566,488
Montecito Community Development District; Series 2006 A, RB	5.50%	05/01/2037	4,110	4,110,174
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,885,000)(g)	6.90%	01/01/2038	8,885	8,888,388
Naturewalk Community Development District; Series 2007 A, RB(e)(f)	5.50%	05/01/2038	4,345	1,564,200
Orange (County of), FL School Board; Series 2021 A, Ref. COP	5.00%	08/01/2032	3,500	4,817,175
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	2,167,728
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,137,084
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,505	10,527,534
Palm River Community Development District; Series 2007 A, RB(e)(f)	5.38%	05/01/2036	1,565	500,800
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	2,039,866
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	877,879
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(a)(d)	5.88%	01/01/2033	21,000	26,339,340
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(e)(f)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(e)(f)	7.38%	05/01/2033	1,425	14
Series 2005, RB(e)(f)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	125	125,083
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,672,127
South Bay Community Development District;
Series 2005 A, RB(e)(f)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,285	6,437,113
Series 2005 A-2, Ref. RB(e)(f)	6.60%	05/01/2036	8,750	4,401,250
Series 2005 B-2, Ref. RB(e)(f)	6.60%	05/01/2025	3,240	1,629,720
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $992,657)(e)(g)	5.25%	10/01/2041	1,000	900,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	565	565,829
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	12,440	12,455,794
Treeline Preserve Community Development District; Series 2007 A, RB(e)(f)	6.80%	05/01/2039	4,950	2,475,000
University of Central Florida;
Series 2021 A, Ref. RB	5.00%	10/01/2029	2,815	3,624,366
Series 2021 A, Ref. RB	5.00%	10/01/2030	2,960	3,882,273
Series 2021 A, Ref. RB	5.00%	10/01/2031	1,565	2,091,041
University of Florida Department of Housing & Residence Education; Series 2021 A, RB	5.00%	07/01/2030	5,920	7,748,058
Villages of Avignon Community Development District; Series 2007 A, RB(e)(f)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	360	371,164
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,130,530
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,896,321
Series 2016 A-2, RB	5.38%	05/01/2046	2,385	2,491,860
Waterford Estates Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	2,754	2,065,689
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	115	115,136
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	1,690	1,699,800
Waterstone Community Development District;
Series 2007 A, RB(b)(f)	6.88%	05/01/2037	1,214	907,290
Series 2007 B, RB(f)(j)	0.00%	11/01/2028	8,097	5,106,397
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,340	8,356,888
Series 2005 A-2, RB(e)(f)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,535	1,536,618
Westside Community Development District;
Series 2019 2, RB(e)(f)	5.65%	05/01/2037	1,065	853,462
Series 2019 2, RB(e)(f)	7.20%	05/01/2038	520	419,986
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(f)	5.63%	05/01/2037	$ 2,634	$ 1,159,169
				747,121,997
Georgia–1.91%
Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2040	4,000	4,628,022
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(a)	5.00%	07/01/2044	23,280	28,600,795
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	5,527,606
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(d)	5.00%	01/01/2039	7,325	6,584,716
Series 2019 A, Ref. RB(d)	5.13%	01/01/2049	6,000	5,158,456
Series 2019 A, Ref. RB(d)	5.25%	01/01/2054	5,000	4,310,808
Series 2019 B, Ref. RB(d)	6.13%	01/01/2027	2,800	2,787,400
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	18,850	19,351,393
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,103,365
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,874,135
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,587,953
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,320,442
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	7,362,795
Series 2017, Ref. RB	5.13%	03/01/2052	225	225,854
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	7,722,705
Series 2021, RB(d)	5.00%	01/01/2054	4,750	5,535,872
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(d)(h)(j)	0.00%	06/01/2024	1,795	1,678,593
Series 2014 A, RB(d)(h)(i)(j)	0.00%	06/01/2024	3,750	2,000,334
Series 2014 B, RB(b)(d)(h)(i)	7.00%	06/01/2024	13,600	14,090,310
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(h)(i)	5.00%	04/01/2024	7,405	8,172,938
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	4,098,641
Metropolitan Atlanta Rapid Transit Authority; Series 2012 A, Ref. RB(h)(i)	5.00%	07/01/2022	110	113,093
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,685,193
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,733,150
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,134,300
Series 2018 A-2, RB(i)	5.50%	12/01/2028	2,090	2,097,820
Series 2018, RB	5.50%	12/01/2028	6,375	6,375,000
				188,861,689
Hawaii–0.07%
Hawaii (State of);
Series 2020 A, Ref. RB(a)	4.00%	07/01/2033	2,250	2,703,982
Series 2020 A, Ref. RB(a)	4.00%	07/01/2036	600	717,023
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	723,417
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	902,641
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	507,717
Hawaii (State of) Department of Transportation; Series 1997, RB(a)	5.63%	11/15/2027	610	612,414
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	395	395,113
				6,562,307
Idaho–0.03%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	989,629
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(d)	6.00%	07/01/2039	370	451,383
Series 2018 A, RB(d)	6.00%	07/01/2054	1,135	1,360,164
Series 2018 B, RB(d)	5.88%	07/01/2022	15	15,102
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	76	77,943
				2,894,221
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–3.33%
Caseyville (Village of), IL; Series 2004, RB(e)(f)	7.00%	12/30/2022	$ 30,685	$ 306,850
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(a)	5.00%	01/01/2033	3,000	3,261,315
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(a)	6.13%	02/20/2042	30	30,063
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(a)	5.00%	01/01/2047	2,500	2,945,025
Series 2017 D, RB(a)	5.00%	01/01/2052	5,000	5,892,356
Series 2018 A, Ref. RB(a)	5.00%	01/01/2048	24,000	28,813,627
Series 2018 B, RB	5.00%	01/01/2053	16,890	20,526,635
Series 2018, RB(a)	5.00%	07/01/2048	3,750	4,432,021
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	8,454,980
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,845,969
Series 2016, RB	6.00%	04/01/2046	5,700	6,904,511
Series 2018, RB	5.00%	04/01/2046	7,555	8,955,449
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds(h)(i)	5.00%	12/01/2024	6,870	7,808,776
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	873	876,731
Evanston (City of), IL (Roycemore School); Series 2021, RB(d)	4.63%	04/01/2051	1,250	1,272,489
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	2,069	2,069,743
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $4,913,092)(e)(g)	5.50%	12/01/2027	6,165	4,253,850
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $1,365,806)(e)(g)	5.63%	12/01/2032	1,800	1,242,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	6,356,815
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	3,112,898
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,548,294
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,559,397
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	11,884,730
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	751,093
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,985,695
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	4,080,605
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,667,250
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	2,226,578
Illinois (State of) Finance Authority;
Series 2006, RB(a)	6.50%	12/01/2037	8,775	8,766,333
Series 2007, RB(a)	6.10%	12/01/2041	4,995	4,966,472
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,021,780
Series 2012, RB	6.50%	12/01/2032	11,520	11,570,517
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,025,865)(g)	5.00%	02/15/2027	2,000	1,531,124
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(g)	5.00%	02/15/2037	7,000	5,380,211
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	1,051,105
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,384,777
Series 2017, Ref. RB	5.00%	08/01/2042	575	669,895
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(g)	5.13%	02/15/2045	3,120	2,400,463
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,944,395
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	2,940	2,944,093
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,702,409
Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,770,893
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	2,082,447
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	613,972
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,391,122
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	810,218
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,495	3,950,686
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,967,068
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(d)	5.45%	01/01/2046	$ 1,640	$ 1,575,394
Series 2016 A, RB(d)	5.60%	01/01/2056	1,775	1,673,517
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(c)(j)	0.00%	12/15/2040	15,000	9,300,281
Series 2010 B, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2046	15,000	7,774,494
Series 2017, Ref. RB (INS - AGM)(c)(j)	0.00%	12/15/2056	22,000	8,267,701
Manhattan (Village of), IL; Series 2007, RB(e)(f)	5.75%	03/01/2022	1,778	444,500
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,363,129
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2043	6,450	3,684,895
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2044	10,225	5,655,369
Series 2010 B-1, Ref. RB (INS - AGM)(c)(j)	0.00%	06/15/2047	31,755	15,963,153
Series 2012 B, RB (INS - AGM)(c)(j)	0.00%	12/15/2041	5,000	2,998,909
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,078,166
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	4,500	5,165,837
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(f)	6.00%	03/01/2036	1,781	1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(a)	6.38%	08/01/2040	5,020	3,602,346
Robbins (Village of), IL; Series 1999 C, RB(a)	7.25%	10/15/2024	0	161
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,794,465
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	2,795	1,956,500
Series 2008 A, Ref. RB(f)	7.00%	10/01/2022	8,465	4,909,701
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,370	12,450,332
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(j)	0.00%	12/31/2038	1,915	1,647,638
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,263,214
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,353,577
				329,360,519
Indiana–1.40%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,673,099
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,873,900
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	11,956,564
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,551,711
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	595	613,431
Series 2017, RB	5.35%	01/01/2038	3,850	3,987,042
Series 2018, RB(d)	5.63%	01/01/2038	7,000	7,334,344
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(d)	5.00%	08/01/2041	4,065	4,054,636
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,270,641
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	770	837,607
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	685	743,267
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	6,410,607
Series 2016, RB	5.50%	01/01/2037	3,815	3,942,696
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(d)	5.38%	10/01/2040	7,000	7,306,088
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(d)	5.00%	01/01/2039	3,365	3,396,564
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(d)	5.00%	04/01/2031	660	687,179
Series 2021 A, RB(d)	5.25%	04/01/2041	4,000	4,216,920
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(d)	5.25%	11/01/2040	4,500	4,655,794
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,155,343
Series 2017, RB	5.88%	01/01/2037	4,555	4,807,054
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	$ 995	$ 1,050,886
Series 2017, RB	5.80%	01/01/2037	5,160	5,456,991
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	5,172,043
Mishawaka (City of), IN;
Series 2017, RB(d)	5.10%	01/01/2032	500	513,632
Series 2017, RB(d)	5.38%	01/01/2038	5,475	5,647,825
Series 2018, RB	5.75%	10/01/2038	17,510	17,864,753
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,634,310
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	8,205,043
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,997,410
Vincennes (City of), IN; Series 2016, Ref. RB(d)	6.25%	01/01/2029	2,775	2,775,206
				138,792,586
Iowa–0.28%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,530,450
Series 2018, RB	6.00%	10/01/2048	2,780	3,007,898
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	395	395,346
Series 2007, RB(e)	5.90%	12/01/2028	1,160	47,850
Series 2018, RB	5.00%	08/01/2038	750	782,154
Series 2018, RB	5.13%	08/01/2048	1,750	1,823,593
Series 2018, RB	5.25%	08/01/2055	2,500	2,605,159
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	30	30,029
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(a)(d)	5.00%	12/01/2051	5,960	6,002,956
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	289,772
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	900	1,039,806
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	54,300	10,151,559
				27,776,605
Kansas–0.03%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,416,795
Johnson & Miami Counties Unified School District No. 230 Spring Hills; Series 2013, Ref. GO Bonds(h)(i)	3.00%	09/01/2022	100	102,128
Olathe (City of), KS; Series 2006, RB(e)(f)	5.00%	03/01/2026	2,676	1,231,227
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	330	307,901
				3,058,051
Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,168,552
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	900	1,112,837
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	989,464
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,410	1,410,295
				4,681,148
Louisiana–0.59%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(a)(d)	5.25%	05/01/2043	1,220	1,244,145
Series 2019, RB(d)	4.40%	11/01/2044	3,275	3,608,728
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	16,174,211
Series 2019 A, RB	5.00%	01/01/2055	12,000	11,512,792
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	2,435	2,860,020
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(d)	3.88%	11/01/2045	$ 4,250	$ 4,468,820
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	11,201,329
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(d)	6.35%	07/01/2040	5,115	6,765,960
Series 2010, RB(d)	6.35%	10/01/2040	440	582,018
				58,418,023
Maine–0.15%
Maine (State of) Finance Authority; Series 2015 R-2, RB(a)(d)(i)	4.38%	08/01/2025	2,000	2,202,704
Rumford (Town of), ME; Series 2001, Ref. RB(a)	6.88%	10/01/2026	12,265	12,283,599
				14,486,303
Maryland–2.39%
Anne Arundel (County of), MD; Series 2021, GO Bonds	5.00%	10/01/2031	6,225	8,250,796
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,195,151
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,479,357
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	3,003,786
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,693,365
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,910,954
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,302,022
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,074,720
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,185,938
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,412,365
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,770,978
Baltimore (County of), MD; Series 2018, GO Bonds(k)	4.00%	03/01/2040	9,525	11,171,250
Maryland (State of) (Bidding Group 2); Series 2021 A, GO Bonds	5.00%	03/01/2033	41,015	55,002,969
Maryland (State of) Stadium Authority; Series 2018, RB(h)(k)	5.00%	05/01/2047	45,950	55,963,801
Montgomery (County of), MD;
Series 2019 A, GO Bonds	5.00%	11/01/2029	4,985	6,525,527
Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	4,915	6,693,615
Prince George’s (County of), MD;
Series 2021 A, GO Bonds	5.00%	07/01/2029	12,150	15,790,101
Series 2021 A, GO Bonds	5.00%	07/01/2030	19,730	26,219,728
Series 2021 A, GO Bonds	5.00%	07/01/2031	19,700	26,778,417
				236,424,840
Massachusetts–0.97%
Massachusetts (Commonwealth of);
Series 2005, Ref. RB (INS - NATL)(c)	5.50%	01/01/2034	10,000	13,654,368
Series 2021 D, GO Bonds	5.00%	09/01/2049	20,000	26,057,764
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,246,763
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(j)	0.00%	11/15/2056	1,184	800,752
Series 2018, RB(d)	5.13%	11/15/2046	4,565	5,047,536
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(a)	5.00%	07/01/2038	5,000	6,198,162
Series 2019 A, Ref. RB(a)	5.00%	07/01/2039	6,000	7,424,765
Series 2019 A, Ref. RB(a)	5.00%	07/01/2040	4,000	4,942,474
Massachusetts (State of) Port Authority; Series 2021 E, RB(a)	5.00%	07/01/2051	15,000	18,945,798
Saugus (Town of), MA;
Series 2018, GO Bonds(k)	4.00%	03/01/2039	2,240	2,621,688
Series 2018, GO Bonds(k)	4.00%	03/01/2040	2,500	2,918,939
Series 2018, GO Bonds(k)	4.00%	03/01/2041	2,670	3,117,285
Series 2018, GO Bonds(k)	4.00%	03/01/2042	2,750	3,193,866
				96,170,160
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.78%
Academy of Warren; Series 2020 A, Ref.(d)	5.50%	05/01/2050	$ 1,000	$ 1,040,228
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	453,493
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,305,558
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,540	1,697,066
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,858,496
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,312,675
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	16	15,541
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,533
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(k)	6.00%	05/01/2029	10,100	12,369,092
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,359,801
Series 2019 A, Ref. RB	5.75%	04/01/2049	22,310	22,277,434
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	11,894,424
Series 2019 B, RB	6.00%	04/01/2027	4,775	4,831,477
Series 2019 C-2, RB	3.50%	04/01/2023	2,365	2,343,696
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,738,462
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,401,512
Series 2007, RB	6.50%	12/01/2037	555	555,997
Series 2008 C, RB(j)	0.00%	06/01/2058	804,975	41,721,291
Series 2010 A, RB	5.90%	12/01/2030	1,290	1,291,717
Series 2014, Ref. RB(d)	6.75%	07/01/2044	24,350	24,541,126
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,263,380
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	236,411
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	1,520	1,590,609
Series 2019 A, RB	4.00%	06/01/2049	770	805,100
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,725,015
Series 2019 B, RB	5.00%	02/15/2048	5,350	6,585,618
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,534,829
Wayne (County of), MI; Series 1999, RB(a)	6.00%	12/01/2029	13,255	13,301,699
				176,258,280
Minnesota–0.68%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	619,401
Series 2018, RB	5.25%	06/01/2058	1,625	1,683,657
Series 2019, RB	5.00%	05/01/2054	2,610	2,743,139
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,512,275
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	8,895	7,234,583
Series 2016 B, RB	6.50%	11/01/2035	3,060	2,602,094
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(d)	5.00%	12/01/2050	6,630	6,748,041
Series 2021 B, RB(d)	6.50%	12/01/2026	510	523,188
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,646,513
Duluth (City of), MN Economic Development Authority;
Series 2018, RB(e)	5.45%	12/01/2046	380	110,200
Series 2018, RB(e)	5.63%	12/01/2055	1,000	290,000
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	13,259,228
Series 2021 B, RB	6.00%	07/01/2028	625	632,613
International Falls (City of), MN; Series 1999, Ref. RB(a)	6.85%	12/01/2029	6,570	6,579,963
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,502,917
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(d)	5.00%	08/01/2053	500	532,904
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	6.25%	07/01/2037	$ 1,075	$ 1,227,745
Series 2017 A, RB(d)	6.50%	07/01/2048	4,740	5,390,691
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	524,609
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	1,663	1,662,987
Series 2017 A, RB(d)	5.50%	07/01/2052	1,075	1,205,667
Series 2019, RB	5.00%	07/01/2049	1,000	1,126,151
Series 2019, RB	5.00%	07/01/2055	1,000	1,122,834
				67,481,400
Mississippi–0.32%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,536,467
Mississippi State University Educational Building Corp.; Series 2018, Ref. RB(k)	4.00%	08/01/2043	13,015	14,953,345
Stonebridge Public Improvement District; Series 2007, RB(e)	7.50%	10/01/2042	16,410	1,969,200
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,467,741
				31,926,753
Missouri–0.73%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(e)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(f)	7.05%	05/01/2027	11,270	8,355,225
Series 2005, RB	5.50%	06/01/2029	2,730	2,731,291
Series 2007 A, RB(f)	5.75%	05/01/2026	2,125	1,620,767
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	6.13%	12/01/2036	570	370,500
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021, RB(d)	7.00%	10/01/2051	3,590	3,603,817
Chesterfield Valley Transportation Development District; Series 2018, RB(b)	5.50%	05/15/2046	5,000	2,967,359
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(f)	5.63%	04/01/2027	3,100	2,759,991
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(f)(m)	5.00%	05/01/2026	3,020	1,449,600
Series 2006 A, RB(f)(m)	5.00%	05/01/2036	3,825	1,836,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.40%	10/01/2026	400	380,848
Series 2006 A, RB	5.55%	10/01/2036	115	98,083
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	5.25%	12/01/2048	4,900	5,200,005
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(a)	6.75%	07/01/2036	1,001	1,001,045
Series 2019, RB(d)	5.00%	07/01/2040	5,780	5,955,427
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(a)(c)	5.00%	03/01/2049	5,000	6,057,147
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,890	1,969,702
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(e)(f)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,802,286
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,253,555
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	633	575,521
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	740	712,288
St Louis (County of), MO; Series 2007 A, RB(f)	5.50%	09/02/2028	1,108	365,640
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	5.00%	10/01/2046	2,750	2,801,593
St. Louis (City of), MO;
Series 2007, RB(f)(m)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(f)	5.50%	05/29/2028	2,031	813,268
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(e)(f)	8.00%	04/27/2033	4,580	137,400
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	$ 4,000	$ 4,762,730
Series 2018 B, RB	6.38%	04/01/2043	2,000	2,049,727
St. Louis (County of), MO;
Series 2006, RB(f)(m)	6.00%	08/21/2026	1,660	332,000
Series 2006, RB(f)(m)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(f)	5.50%	01/20/2028	2,285	1,005,400
Series 2007 B, RB(f)(m)	5.50%	01/20/2028	1,510	226,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(d)	5.88%	03/01/2033	3,100	3,284,167
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $1,684,770)(e)(f)(g)	5.70%	04/01/2022	1,865	484,900
Series 2007, RB (Acquired 09/23/2011; Cost $876,272)(e)(f)(g)	5.75%	04/01/2027	975	253,500
				71,899,412
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(f)(m)	6.25%	09/01/2031	5,935	890,250
Nevada–0.50%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	980,152
Series 2007 A, RB	5.05%	02/01/2031	750	753,339
Series 2018 A, GO Bonds(k)	5.00%	05/01/2048	27,500	33,223,583
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,702,649
Clark County School District; Series 2018 A, GO Bonds	5.00%	06/15/2022	145	148,743
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,166,458
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	185	186,100
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(j)	0.00%	07/01/2058	26,000	4,595,180
				49,756,204
New Hampshire–0.24%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(d)	5.25%	07/01/2039	1,400	1,490,837
Series 2019 A, RB(d)	5.63%	07/01/2046	770	824,931
Series 2019 A, RB(d)	5.75%	07/01/2054	2,680	2,874,762
Series 2020 1-A, RB	4.13%	01/20/2034	7,311	8,717,922
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,171,530)(d)(e)(g)	5.25%	07/01/2027	1,100	583,000
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(d)(e)(g)	6.13%	07/01/2037	1,725	914,250
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(d)(e)(g)	6.25%	07/01/2042	865	458,450
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(d)(e)(g)	6.13%	07/01/2052	14,375	7,618,750
				23,482,902
New Jersey–1.56%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,155,027
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	6,220,846
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(d)	6.00%	10/01/2034	565	612,723
Series 2014 A, RB(d)	6.20%	10/01/2044	750	809,542
Series 2017 A, RB(d)	5.38%	07/01/2047	1,865	2,007,513
Series 2017 A, Ref. RB(d)	5.13%	09/01/2052	2,055	2,287,304
Series 2017, RB	5.00%	07/15/2047	1,875	2,147,678
Series 2018 A, RB (Acquired 08/29/2018-09/13/2018; Cost $2,708,885)(d)(g)	5.75%	09/01/2050	2,630	2,733,931
Series 2018 A, RB(d)	5.38%	10/01/2050	5,000	5,558,526
Series 2018 A, RB(d)	6.50%	11/01/2052	690	824,535
Series 2019 B, RB(d)	5.75%	10/01/2026	765	765,641
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(d)	5.00%	10/01/2039	6,000	6,183,797
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(a)	5.63%	11/15/2030	$ 8,550	$ 9,411,677
Series 2012, RB(a)	5.75%	09/15/2027	925	950,960
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(d)	6.30%	10/01/2049	500	540,332
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,083	3,866,190
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,024,705
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,518,620
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,411,526
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(d)(g)	5.75%	10/01/2038	5,000	5,019,138
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006, RB (INS - NATL)(c)	5.25%	12/15/2021	115	115,209
Series 2008 A, RB (INS - BAM)(c)(j)	0.00%	12/15/2037	10,000	7,082,652
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,863,722
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2051	5,000	5,884,219
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	4,004,776
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	21,931,216
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	45,908,335
				153,840,340
New Mexico–0.11%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	643,271
Farmington (City of), NM (San Juan Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	7,310,160
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	55	56,933
Series 2015 B, RB	5.90%	09/01/2032	350	362,303
Series 2015 C, RB	5.90%	09/01/2032	450	461,943
Series 2015 D, RB(j)	0.00%	03/01/2032	390	206,375
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,770,082
				10,811,067
New York–22.12%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.50%	12/31/2040	9,655	10,447,244
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(j)	0.00%	06/01/2055	17,700	1,914,869
Essex (County of), NY Industrial Development Agency; Series 2017, RB(a)	6.25%	06/01/2047	4,095	3,980,029
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(d)(e)	5.88%	01/01/2052	5,400	4,050,000
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2042	14,000	16,929,476
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	6,095,117
Metropolitan Transportation Authority;
Series 2013 D, RB(h)(i)	5.25%	11/15/2023	900	987,825
Series 2013 D, RB(h)(i)	5.25%	11/15/2023	900	987,825
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	5,225,926
Series 2018, RB(k)	5.25%	11/15/2057	10,000	12,166,363
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,005	5,788,674
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,630,724
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	14,721,896
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	27,017,311
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	13,519,584
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	32,309,310
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	36,508,791
Subseries 2016 B-1, RB	5.00%	11/15/2051	10,470	12,350,235
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,003,900
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	32,815	38,078,001
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	$ 8,272	$ 8,072,640
Series 2021, Ref. RB(d)	9.00%	01/01/2041	3,970	3,979,220
New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB(a)(k)	5.00%	11/15/2047	19,725	23,802,666
Series 2017, Ref. RB(k)	5.00%	04/15/2057	11,050	13,123,884
Series 2017, Ref. RB(k)	5.00%	05/15/2057	13,000	15,694,511
Series 2018 206, Ref. RB(a)(k)	5.00%	11/15/2042	2,000	2,416,028
Series 2019, RB(a)(k)	5.00%	11/01/2049	50,045	60,913,913
Series 2020 221, RB(a)	4.00%	07/15/2045	4,000	4,627,404
Series 2020 221, RB(a)	4.00%	07/15/2050	12,550	14,431,542
Series 2020 221, RB(a)	4.00%	07/15/2055	46,110	52,698,547
Series 2020 221, RB(a)	4.00%	07/15/2060	33,475	38,173,427
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,398,790
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,693,761
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,688,349
Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,385,563
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,186,896
Series 2021, Ref. RB(a)	4.00%	07/15/2046	4,500	5,255,407
Series 2021, Ref. RB(a)	4.00%	07/15/2061	29,595	34,126,539
Series 2021, Ref. RB	4.00%	07/15/2061	28,100	32,987,267
New York (City of), NY;
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,258,398
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	67,200	77,868,417
Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	211,976
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	27,200	34,609,968
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,430,632
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(h)	6.20%	10/01/2022	4,430	4,644,361
New York (City of), NY Municipal Water Finance Authority;
Series 2021 CC-1, RB	4.00%	06/15/2051	25,000	29,695,987
Series 2021 CC-1, RB	5.00%	06/15/2051	25,000	32,201,297
New York (City of), NY Transitional Finance Authority;
Series 2018 A-3, RB(k)	5.00%	08/01/2041	53,425	65,104,912
Series 2018 B-1, RB(k)	4.00%	08/01/2041	15,000	16,648,745
Series 2018 B-1, RB(k)	5.00%	08/01/2045	20,140	24,442,673
Series 2018 C-3, RB(k)	5.00%	05/01/2041	16,810	20,732,872
Series 2018 S-3, Ref. RB(k)	5.00%	07/15/2035	25,000	31,143,450
Series 2018, RB(k)	5.00%	08/01/2042	13,000	16,115,698
Series 2019 A-3, RB	4.00%	05/01/2042	9,420	11,007,948
Series 2019 F-1, RB(k)	5.00%	05/01/2042	75,000	90,589,350
Series 2020 C-1, RB	4.00%	05/01/2045	14,600	17,235,675
Series 2020 D, RB	4.00%	11/01/2038	5,000	5,999,158
Series 2020 D, RB	4.00%	11/01/2039	6,000	7,184,105
Series 2020 D, RB	4.00%	11/01/2046	7,500	8,835,233
Series 2020 D, RB	4.00%	11/01/2047	10,000	11,766,814
Series 2020, RB	4.00%	05/01/2047	17,000	20,003,584
Series 2021 E-1, RB	4.00%	02/01/2039	6,830	8,174,392
Series 2021 E-1, RB	4.00%	02/01/2049	65,000	76,388,598
Subseries 2018 A-1, RB	5.00%	08/01/2040	2,450	3,048,604
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB(k)	5.00%	03/15/2039	$ 13,270	$ 16,464,963
Series 2018 A, RB(k)	5.00%	03/15/2044	15,000	18,017,082
Series 2018 C, Ref. RB(k)	5.00%	03/15/2037	25,000	31,073,025
Series 2018 C, Ref. RB(k)	5.00%	03/15/2041	31,720	39,240,000
Series 2018 E, Ref. RB(k)	5.00%	03/15/2041	10,000	12,500,519
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,245,236
Series 2018 XF0685, Revenue Ctfs.(k)	5.00%	03/15/2040	15,000	18,587,819
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,431,274
Series 2020 A, Ref. RB	4.00%	03/15/2046	18,455	21,615,260
Series 2020 A, Ref. RB	4.00%	03/15/2047	25,000	29,292,072
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,290	45,995,789
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,805,668
Series 2021 A, Ref. RB	4.00%	03/15/2039	15,000	18,017,491
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,101,604
Series 2020 N, RB	4.00%	01/01/2046	3,360	3,898,065
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	17,075	19,982,514
New York Counties Tobacco Trust V; Series 2005 S4B, RB(d)(j)	0.00%	06/01/2060	234,000	11,190,208
New York Power Authority; Series 2020 A, Ref. RB(k)	4.00%	11/15/2050	30,000	35,230,623
New York Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	17,500	20,688,474
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,000	8,147,040
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,276,441
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	5,450	6,995,121
Series 2020 A, RB	5.00%	03/15/2042	4,075	5,217,360
Series 2020 A, RB	4.00%	03/15/2045	13,165	15,463,286
Series 2020 A, RB	4.00%	03/15/2049	25,930	30,301,002
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	5,872,878
Series 2020 C, Ref. RB	5.00%	03/15/2047	13,000	16,509,635
Series 2020 C, Ref. RB	4.00%	03/15/2049	3,000	3,505,708
Series 2020 C, Ref. RB	5.00%	03/15/2050	50,500	63,905,250
Series 2020, Ref. RB	4.00%	03/15/2039	25,000	29,822,562
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2043	20,455	24,625,355
Series 2021, Ref. RB	4.00%	03/15/2044	46,270	55,570,862
Series 2021, Ref. RB	4.00%	03/15/2047	25,000	29,836,212
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	15,115	18,087,144
Series 2020, Ref. RB(a)	5.38%	08/01/2036	9,800	12,365,418
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	47,570	47,681,457
Series 2016, Ref. RB(a)	5.00%	08/01/2031	43,220	43,319,609
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	4.00%	07/01/2031	2,525	2,716,934
Series 2016 A, RB(a)	5.00%	07/01/2034	2,500	2,775,603
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(a)	5.00%	10/01/2040	20,000	24,625,822
Series 2020, RB(a)	4.38%	10/01/2045	6,500	7,525,513
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,763,803
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	44,680	57,311,666
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	5,000	5,854,834
Series 2021 A, RB	5.00%	11/15/2051	58,000	74,106,942
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	$ 465	$ 536,079
				2,187,809,523
North Carolina–0.22%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,189,377
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	892,209
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	19,215,144
				21,296,730
North Dakota–0.27%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(a)(d)	6.63%	12/15/2031	3,000	3,039,758
Series 2021, RB(a)(d)	7.00%	12/15/2043	23,500	23,736,884
				26,776,642
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	23,505	21,907,518
Ohio–3.60%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	9,882,205
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,405	153,177,795
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	104,895	17,306,416
Butler (County of), NY Port Authority; Series 2013, Ref. RB(h)(i)	7.00%	07/01/2023	5,645	6,232,970
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	953,496
Series 2018, Ref. RB	5.50%	12/01/2043	735	862,860
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,374,408
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(d)	4.50%	12/01/2055	750	799,766
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	170	170,512
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,000	11,976,279
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,841,321
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,081,074
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,872,755
FirstEnergy Solutions Corp.;
Class A3(f)	3.75%	12/01/2023	7,750	17,967
Class B5(f)	3.10%	03/01/2023	2,000	4,637
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2012, RB	5.00%	11/01/2042	7,000	7,137,371
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(h)(i)	8.00%	07/01/2022	34,245	35,734,589
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	780	767,513
Series 2004, RB	6.40%	02/15/2034	2,500	2,289,748
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	3,249,691
Hickory Chase Community Authority; Series 2019, Ref. RB(d)	5.00%	12/01/2040	1,855	2,018,585
Lorain (County of), OH Port Authority; Series 2005 A, RB(a)	6.00%	11/15/2025	135	135,204
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,260,818
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	6,539,591
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,070	1,127,701
Ohio (State of) Air Quality Development Authority; Series 2019, RB(a)(d)	5.00%	07/01/2049	10,000	11,723,988
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	26,794,518
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	6,011,181
Series 2019, RB	5.00%	11/01/2044	10,960	13,542,055
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(d)	5.45%	01/01/2038	5,400	5,464,148
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,247,595
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	$ 1,310	$ 1,310,433
Warren (County of), OH Port Authority;
Series 2019 D, RB(d)	4.00%	12/01/2039	2,305	2,462,074
Series 2019 D, RB(d)	5.00%	12/01/2052	3,670	4,156,951
Series 2019, RB(d)	5.25%	12/01/2052	6,105	6,360,435
				355,888,650
Oklahoma–0.30%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,220,000)(g)	6.63%	10/01/2037	4,500	3,600,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(a)	6.50%	09/01/2026	100	100,481
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(d)	4.00%	12/01/2043	2,575	2,539,199
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(i)	5.00%	06/01/2025	20,660	23,117,554
				29,357,234
Oregon–0.21%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,100,648
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,103,295
Oregon (State of) Facilities Authority;
Series 2015 A, RB(d)	5.75%	06/15/2046	1,740	1,892,067
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,783,684
Portland (Port of), OR; Series 2020 A, RB(a)	4.00%	07/01/2050	12,250	13,986,022
				20,865,716
Pennsylvania–1.75%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	21,320,936
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2011, Ref. RB	6.55%	12/01/2027	2,115	2,123,278
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	4,120	5,147,640
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.38%	05/01/2042	8,000	9,344,690
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,768,388
Series 2016, RB	5.50%	01/01/2052	11,080	11,425,538
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(d)	5.00%	03/01/2038	525	598,827
Series 2018, RB(d)	5.13%	03/01/2048	1,030	1,171,437
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	3,082,803
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,594,566
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(a)	6.90%	06/01/2024	3,400	3,926,796
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,784
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2042	5,000	5,163,432
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,217,597
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,640,737
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	479,985
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,978,069
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(g)(m)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(f)(m)	5.00%	12/31/2023	3,054	763,551
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,374,887
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,376
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.25%	12/01/2044	$ 560	$ 636,961
Series 2021 A, RB	4.00%	12/01/2050	2,500	2,887,580
Series 2021 A, Ref. RB	4.00%	12/01/2051	50,000	59,154,885
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	195	199,647
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,044,176
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2036	3,350	3,447,350
Series 2012 A, RB	5.63%	07/01/2042	5,250	5,403,219
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(h)(i)	6.13%	03/15/2023	1,500	1,611,442
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(d)	5.00%	03/15/2045	8,430	9,212,049
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,254,986
				173,055,276
Puerto Rico–9.65%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,400	3,423,622
Series 2002, RB	5.50%	05/15/2039	35,925	36,886,464
Series 2002, RB	5.63%	05/15/2043	108,400	109,036,481
Series 2005 A, RB(j)	0.00%	05/15/2050	28,000	4,542,014
Series 2005 B, RB(j)	0.00%	05/15/2055	127,450	11,778,508
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(e)	5.13%	07/01/2031	450	444,375
Series 2004 A, GO Bonds(e)	5.00%	07/01/2024	1,500	1,483,125
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,075
Series 2004 A, GO Bonds(e)	5.00%	07/01/2034	1,660	1,641,325
Series 2007 A, GO Bonds(e)	5.25%	07/01/2037	2,165	2,151,469
Series 2007 A, Ref. GO Bonds(e)	5.25%	07/01/2026	1,920	1,876,800
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	14,550	14,677,312
Series 2009 B, Ref. GO Bonds(e)	5.75%	07/01/2038	3,000	2,917,500
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	9,265	9,079,700
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	65,250	63,945,000
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	5	5,050
Series 2011 C, Ref. GO Bonds(e)	6.00%	07/01/2035	2,625	2,487,187
Series 2011 C, Ref. GO Bonds(e)	5.75%	07/01/2036	11,540	10,573,525
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,365,175
Series 2011 C, Ref. GO Bonds(e)	6.50%	07/01/2040	13,000	12,610,000
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	14,695	13,886,775
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	3,255	3,067,837
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2027	340	321,300
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2033	2,550	2,358,750
Series 2012 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2035	3,885	3,914,995
Series 2012 A, Ref. GO Bonds(e)	5.13%	07/01/2037	2,000	1,850,000
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2041	6,765	6,088,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(h)	5.50%	07/01/2028	250	257,307
Series 2012 A, RB(h)	5.25%	07/01/2029	8,130	8,355,844
Series 2012 A, RB(h)	5.00%	07/01/2033	19,468	19,980,622
Series 2012 A, RB(h)	5.75%	07/01/2037	25,035	25,802,936
Series 2012 A, RB(h)	5.25%	07/01/2042	10,000	10,277,791
Series 2012 A, RB(h)	6.00%	07/01/2047	37,380	38,574,026
Series 2021 A, RB(d)	5.00%	07/01/2022	320	328,301
Series 2021 A, RB(d)	5.00%	07/01/2025	315	358,490
Series 2021 A, RB(d)	5.00%	07/01/2033	900	1,131,428
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A, RB(d)	5.00%	07/01/2037	$ 450	$ 557,203
Series 2021 A, RB(d)	4.00%	07/01/2042	1,250	1,419,105
Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	9,000	11,113,483
Series 2022 A, Ref. RB(d)	5.00%	07/01/2037	6,000	7,354,928
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2026	895	881,575
Series 2007 TT, RB(e)	5.00%	07/01/2027	1,990	1,960,150
Series 2007 TT, RB(e)	5.00%	07/01/2032	3,680	3,624,800
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2022	210	206,850
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2024	15	14,775
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	7,964,287
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	187,603
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	23,909,912
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	507,981
Series 2008 WW, RB(e)	5.50%	07/01/2038	605	598,950
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2022	85	84,044
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2024	390	385,613
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2033	415	409,813
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2022	40	39,500
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2023	10	9,875
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,600	2,567,500
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2029	445	439,438
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2030	95	93,813
Series 2010 AAA-RSA-1, Ref. RB(e)	5.25%	07/01/2026	4,570	4,512,875
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	310	305,350
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2024	35	34,475
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2027	285	280,725
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2028	540	531,900
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2022	185	182,225
Series 2010 XX, RB(e)	5.25%	07/01/2035	2,660	2,626,750
Series 2010 XX, RB(e)	5.25%	07/01/2040	28,430	28,074,625
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	10	9,875
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2027	845	834,438
Series 2010 XX-RSA-1, RB(e)	5.75%	07/01/2036	18,575	18,458,906
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	1,135	1,120,813
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	850	837,250
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2022	50	49,375
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2024	215	211,775
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	190	186,438
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	275	271,563
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2026	10	9,850
Series 2012 A, RB(e)	5.00%	07/02/2029	3,100	3,053,500
Series 2012 A, RB(e)	5.05%	07/01/2042	11,925	11,746,125
Series 2013 A, RB(e)	7.00%	07/01/2040	480	483,600
Series 2013 A, RB(e)	7.00%	07/01/2043	9,080	9,148,100
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	160	161,600
Series 2016 E-2, RB(e)	10.00%	01/01/2022	543	565,416
Series 2016 E-4, RB(e)	10.00%	07/01/2022	543	565,417
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	45	45,338
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	26,384
Series 2003 AA, RB(e)	5.00%	07/01/2028	1,360	1,513,000
Series 2003 AA, RB(e)	5.00%	07/02/2035	1,035	1,151,437
Series 2003 AA-2, Ref. RB(e)	5.30%	07/02/2035	7,895	8,783,187
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	605	358,463
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,135,000
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	216,613
Series 2003, RB(e)	5.00%	07/03/2028	2,175	358,875
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	$ 250	$ 253,721
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,618,983
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	128,334
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2029	5,000	5,562,500
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2030	3,250	3,615,625
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	87,408
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	179,324
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	65,094
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	5,600	5,796,000
Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,062,392
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	25	25,188
Series 2006 B, RB(e)	5.00%	07/01/2031	5,000	2,400,000
Series 2006 B, RB(e)	5.00%	07/01/2037	3,000	1,440,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(e)	5.25%	07/01/2036	1,515	1,651,350
Series 2007 N, RB(e)	5.00%	07/01/2032	3,870	4,247,325
Series 2007 N, RB(e)	5.00%	07/01/2037	150	163,875
Series 2007 Q, Ref. RB(e)	5.50%	07/01/2037	200	220,750
Series 2007 Q, Ref. RB(e)	5.63%	07/01/2039	5,860	6,519,250
Series 2009 P, Ref. RB(e)	6.13%	07/01/2023	12,000	13,575,000
Series 2009 P, Ref. RB(e)	6.25%	07/01/2026	5,100	5,782,125
Series 2009 P, Ref. RB(e)	6.75%	07/01/2036	4,980	5,695,875
Series 2011 S, RB(e)	5.75%	07/01/2022	12,845	14,225,837
Series 2011 S, RB(e)	5.50%	07/01/2023	260	285,350
Series 2012 U, Ref. RB(e)	5.25%	07/01/2023	100	103,750
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	73,395	75,229,875
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	404,463
Puerto Rico Public Finance Corp.; Series 2011 B, RB(e)	5.50%	08/01/2031	49,020	1,115,205
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	11	9,516
Series 2018 A-1, RB	4.50%	07/01/2034	11	12,034
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,790,627
Series 2018 A-1, RB(j)	0.00%	07/01/2046	157,376	52,627,069
Series 2018 A-1, RB(j)	0.00%	07/01/2051	103,344	25,013,661
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	39,185,641
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	47,010,650
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	5,127,067
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	16,781,868
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	6,285,093
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	100	99,750
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,167,950
Series 2006 Q, RB	5.00%	06/01/2036	1,025	1,007,063
				954,244,658
Rhode Island–0.08%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(e)(g)	7.25%	07/15/2035	44,240	7,963,200
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.90%
Charleston (City of), SC;
Series 2021, Ref. RB	4.00%	01/01/2030	$ 6,000	$ 7,402,153
Series 2021, Ref. RB	4.00%	01/01/2031	8,000	10,033,898
Series 2021, Ref. RB	4.00%	01/01/2032	6,000	7,656,788
Series 2021, Ref. RB	4.00%	01/01/2033	10,735	13,902,282
Series 2021, Ref. RB	4.00%	01/01/2034	8,000	10,503,377
Lancaster County School District; Series 2018 XF252, GO Bonds(k)	4.00%	03/01/2036	12,555	14,474,023
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(d)	7.00%	05/01/2039	5,000	4,833,951
Series 2021, RB(a)(d)	6.00%	06/01/2031	1,000	1,029,409
Series 2021, RB(a)(d)	6.25%	06/01/2040	1,000	1,038,719
Series 2021, RB(a)(d)	6.50%	06/01/2051	2,250	2,335,495
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(d)	8.75%	07/01/2025	785	805,731
South Carolina (State of) Ports Authority;
Series 2018, RB(a)	5.00%	07/01/2043	1,500	1,832,364
Series 2018, RB(a)	5.00%	07/01/2055	3,750	4,532,118
South Carolina (State of) Public Service Authority; Series 2013 A, RB	5.50%	12/01/2033	6,465	7,103,079
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,408,350
				88,891,737
Tennessee–0.96%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(d)(j)	0.00%	12/01/2022	1,000	962,714
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	906,392
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,775,915
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,425,970
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,887,908
Knoxville (City of), TN; Series 2021 A, RB	5.00%	04/01/2032	4,630	6,358,570
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(a)	5.00%	07/01/2043	7,250	8,740,238
Memphis (City of), TN; Series 2019, GO Bonds(k)	4.00%	06/01/2047	10,765	12,180,966
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	600	686,560
Nashville (City of), TN Metropolitan Airport Authority;
Series 2019 B, RB(a)	5.00%	07/01/2044	20,000	24,913,682
Series 2019 B, RB(a)	5.00%	07/01/2049	4,430	5,482,155
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,943,869
Series 2013 B, Ref. RB(e)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(a)	5.00%	07/01/2054	16,500	20,307,431
				94,889,870
Texas–6.17%
Alamo Community College District;
Series 2021, GO Bonds	4.00%	08/15/2031	7,645	9,406,244
Series 2021, GO Bonds	4.00%	08/15/2032	9,465	11,608,700
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(a)(e)(f)	6.50%	11/01/2029	34,600	346
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	1,002,208
Series 2017, RB	5.25%	09/01/2047	1,475	1,655,555
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,306,891
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,921,424
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,749,074
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,679,008
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,328,349
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	855,949
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	$ 4,345	$ 5,086,174
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	655	698,004
Austin Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	2,750	3,642,520
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	4,000	5,408,184
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(a)	7.00%	03/01/2039	19,100	21,179,419
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(e)	9.70%	11/01/2039	4,502	900
Series 2004 D, RB(e)	1.00%	11/01/2039	3,659	732
Carrollton-Farmers Branch Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,475	3,229,646
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,755	1,840,325
Series 2015, RB	7.25%	09/01/2045	960	1,006,665
Series 2015, RB	7.50%	09/01/2045	3,815	4,063,619
Central Texas Regional Mobility Authority; Series 2021 D, Ref. RB	4.00%	01/01/2044	25,000	29,517,830
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,781,891
Crandall (City of), TX;
Series 2021, RB(d)	4.75%	09/15/2031	100	102,372
Series 2021, RB(d)	4.25%	09/15/2041	250	256,026
Series 2021, RB(d)	5.00%	09/15/2041	500	514,391
Series 2021, RB(d)	4.50%	09/15/2051	500	513,929
Series 2021, RB(d)	5.25%	09/15/2051	500	516,229
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.00%	11/01/2022	110	114,859
Series 2013 G, RB	5.00%	11/01/2022	260	271,484
Dallas (City or), TX Area Rapid Transit;
Series 2021 B, Ref. RB	5.00%	12/01/2047	12,000	15,416,044
Series 2021 B, Ref. RB	4.00%	12/01/2051	15,000	17,630,479
Edinburg Economic Development Corp.; Series 2019, RB(d)	5.00%	08/15/2044	1,645	1,723,045
Fort Worth (City of), TX; Series 2021, Ref. RB	4.00%	02/15/2031	5,165	6,326,763
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,600	1,318,125
Series 2014, RB	6.00%	09/01/2038	3,700	2,772,194
Series 2014, RB	6.13%	09/01/2044	3,500	2,558,129
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(h)(i)(k)	5.00%	10/01/2023	10,000	10,855,778
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,150,403
Series 2018 XF2669, Revenue Ctfs.(k)	5.00%	10/01/2048	32,525	40,008,375
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2018 A, RB(k)	5.00%	10/01/2043	15,000	18,560,952
Gulf Coast Industrial Development Authority; Series 1998, RB(a)	8.00%	04/01/2028	20	20,031
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,215,351
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	4,170,115
Series 2021 A, RB(a)	4.00%	07/01/2040	4,000	4,745,304
Series 2021 A, RB(a)	4.00%	07/01/2041	2,250	2,662,561
Series 2021 A, RB(a)	4.00%	07/01/2048	16,375	19,119,411
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(a)	5.00%	07/15/2028	8,250	9,842,327
Series 2020, Ref. RB(a)	5.00%	07/15/2027	1,750	2,051,845
Series 2021, RB(a)	4.00%	07/15/2041	15,000	16,013,059
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	1,250	1,464,602
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	7,101,244
Lower Colorado River Authority; Series 2013 A, Ref. RB	5.00%	05/15/2031	7,895	8,428,771
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	25,000	26,297,297
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(h)(i)	5.88%	04/01/2023	$ 785	$ 843,517
Series 2013 A, RB(h)(i)	6.00%	04/01/2023	1,950	2,097,778
Series 2016 A, RB(h)(i)	5.00%	04/01/2026	2,315	2,735,422
Series 2016 A-1, RB	5.00%	07/01/2031	350	353,837
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,419,105
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,276,219
Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	1,084,126
Series 2018 A, RB(d)	6.00%	08/15/2047	13,435	14,511,102
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	604,152
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	2,105,493
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,877,494
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	150,136
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	2,106,003
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,685,227
Series 2016, RB	5.00%	07/01/2051	1,750	1,666,931
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(d)	5.00%	08/15/2040	2,390	2,618,605
Series 2020 A, RB(d)	5.00%	08/15/2050	2,220	2,415,035
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(d)	5.13%	08/15/2047	2,085	2,090,440
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	8,700,438
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	430,247
Series 2016 A, RB	5.50%	11/15/2046	650	695,812
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,655,273
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,725,846
Series 2020, RB	5.25%	10/01/2055	9,390	10,395,037
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,352,503
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	375	382,407
Series 2018, RB	5.00%	06/15/2048	750	764,035
North Central Texas Housing Finance Corp.; Series 2012, RB(i)	6.15%	01/01/2029	1,445	1,448,926
North Parkway Municipal Management District No. 1;
Series 2021, RB(d)	4.00%	09/15/2041	500	533,795
Series 2021, RB(d)	4.25%	09/15/2051	1,000	1,071,074
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(d)	4.75%	09/15/2041	2,000	2,200,325
Series 2021, RB(d)	5.00%	09/15/2051	3,500	3,861,457
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	721,699
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,085,242
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	5,370	6,261,730
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(h)(i)	8.00%	11/15/2024	3,000	3,627,971
Richardson Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,195	1,529,132
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,465	1,912,773
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	470,977
Sabine Neches Housing Finance Corp.; Series 2012, RB(i)	6.15%	01/01/2029	1,800	1,804,891
San Antonio Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	5,670	7,344,469
San Antonio Municipal Facilities Corp. (City Tower Renovation);
Series 2021, RB	5.00%	08/01/2029	1,750	2,239,722
Series 2021, RB	5.00%	08/01/2030	1,900	2,481,869
Series 2021, RB	5.00%	08/01/2031	1,830	2,440,684
Series 2021, RB	4.00%	08/01/2048	13,000	15,282,942
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(a)(e)(f)(g)	7.50%	07/01/2038	$ 26,820	$ 6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(h)(i)	4.00%	05/15/2023	585	616,642
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-07/18/2012; Cost $3,810,000)(e)(g)	5.75%	12/31/2049	3,810	2,171,700
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,952,648
Series 2017, RB	6.75%	11/15/2052	2,100	2,360,678
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(e)(g)	6.38%	02/15/2048	5,710	3,997,000
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(e)(g)	6.38%	02/15/2052	3,000	2,100,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(e)(g)	6.38%	02/15/2041	2,075	1,452,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	590,264
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,359,367
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,525,264
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	4,192,507
Texas (State of);
Series 2021 A, GO Bonds(a)	5.00%	08/01/2030	5,880	7,675,116
Series 2021 A, GO Bonds(a)	5.00%	08/01/2031	6,175	8,215,844
Series 2021 A, GO Bonds(a)	5.00%	08/01/2032	6,480	8,626,700
Series 2021 A, GO Bonds(a)	5.00%	08/01/2033	6,805	9,034,832
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2030	4,970	6,487,300
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2031	5,220	6,945,215
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2032	5,485	7,392,981
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2033	5,755	7,867,184
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2034	6,040	8,364,451
Texas State Student Housing Corp.; Series 2001, RB	6.85%	07/01/2031	215	214,979
Texas Water Development Board; Series 2018, RB(k)	5.00%	10/15/2053	13,515	16,898,657
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,938	1,939,609
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,250	6,367,684
				609,827,172
Utah–0.68%
Black Desert Public Infrastructure District; Series 2021 B, GO Bonds(d)	7.38%	09/15/2051	5,500	5,520,144
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(d)	5.50%	03/01/2051	11,500	11,663,077
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	110	117,362
Series 2014, RB	8.25%	08/01/2034	610	639,583
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(d)	4.38%	02/01/2051	1,000	1,044,272
Series 2021 B, GO Bonds(d)	7.38%	08/15/2051	600	605,838
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2048	4,000	4,803,864
Series 2018 A, RB(a)	5.25%	07/01/2048	7,410	9,024,103
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	140	141,692
Series 2012, RB	6.00%	07/15/2032	1,750	1,770,637
Series 2012, RB	6.25%	07/15/2042	3,870	3,914,984
Series 2016 A, Ref. RB(d)	5.00%	02/15/2046	855	922,019
Series 2017, Ref. RB(d)	5.25%	06/15/2037	4,810	5,410,417
Series 2017, Ref. RB(d)	5.38%	06/15/2048	7,415	8,251,058
Series 2018 A, RB(d)	5.25%	10/15/2048	2,205	2,278,596
Series 2019 A, RB(d)	5.38%	06/15/2049	3,645	3,756,687
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(d)	5.00%	10/15/2038	2,330	2,408,863
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(d)	5.00%	06/15/2050	2,000	2,195,541
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(h)(i)	6.30%	07/15/2022	$ 750	$ 777,793
Series 2012, RB(h)(i)	6.55%	07/15/2022	1,640	1,702,783
Weber State University; Series 2017, Ref. RB (INS - AGM)(c)	5.00%	04/01/2022	175	177,728
				67,127,041
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(d)	5.75%	12/01/2036	1,450	1,533,926
Series 2018 A, RB(d)	5.60%	12/01/2043	960	1,003,905
Series 2019 A, RB(d)	5.00%	12/01/2048	4,330	4,410,366
				6,948,197
Virgin Islands–0.13%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	05/15/2035	28,550	12,490,200
Virginia–0.51%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	1,422	853,200
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,207	911,253
Series 2014 B, RB	6.05%	03/01/2044	2,724	2,056,289
Series 2014 C, RB(e)	6.05%	03/01/2054	1,965	353,700
Loudoun (County of), VA Sanitation Authority;
Series 2021, Ref. RB	5.00%	01/01/2030	3,790	4,979,700
Series 2021, Ref. RB	5.00%	01/01/2031	2,650	3,560,752
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,582,555
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	1,000	1,090,999
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(d)	5.55%	01/01/2037	2,140	2,241,942
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $3,715,000)(g)	5.00%	09/01/2050	3,910	3,562,609
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $2,749,000)(g)	5.13%	09/01/2055	2,920	2,673,904
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $14,405,820)(g)	5.25%	09/01/2049	14,735	13,983,284
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $7,074,524)(g)	5.38%	09/01/2054	7,215	6,879,663
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,524,975
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(d)(i)	5.00%	07/01/2038	1,690	1,767,657
				50,022,482
Washington–2.43%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB(h)(i)	5.00%	09/01/2022	750	777,086
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	2,200	2,612,992
Series 2018 A, RB(d)	5.25%	01/01/2038	3,000	3,568,161
Series 2018 B, RB(d)	5.00%	01/01/2032	500	593,862
Series 2018 B, RB(d)	5.25%	01/01/2038	1,000	1,189,387
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	145	145,196
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(a)	6.10%	10/01/2031	50	50,073
Seattle (Port of), WA;
Series 2019, RB(a)	5.00%	04/01/2044	25,295	30,955,877
Series 2021, Ref. RB	5.00%	06/01/2031	3,690	4,923,758
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,087,427
Washington (State of); Series 2021 A, GO Bonds	5.00%	08/01/2046	46,665	61,029,635
Washington (State of) (Bidding Group 2);
Series 2021 A, GO Bonds	5.00%	08/01/2043	30,145	39,677,590
Series 2021 A, GO Bonds	5.00%	08/01/2044	14,600	19,172,699
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(a)(d)(e)	7.50%	01/01/2032	26,355	18,448,500
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(d)	5.63%	12/01/2040	8,000	9,540,779
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(d)	9.00%	12/01/2036	$ 16,050	$ 17,986,656
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	21,449	24,882,781
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(d)	7.00%	07/01/2045	1,000	1,098,763
Series 2015 A, RB(d)	7.00%	07/01/2050	1,700	1,860,762
				240,601,984
West Virginia–0.77%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(d)(e)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)	5.75%	06/01/2042	19,000	21,577,778
Series 2019 B, Ref. RB(d)	7.50%	06/01/2042	6,140	6,818,540
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	3,435	3,940,436
Series 2020, Ref. RB(d)	7.50%	06/01/2043	9,060	10,645,537
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	10,559,629
West Virginia (State of);
Series 2021 A, GO Bonds	5.00%	06/01/2031	2,975	3,994,915
Series 2021 A, GO Bonds	5.00%	12/01/2031	3,595	4,819,123
				75,928,458
Wisconsin–1.09%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)	6.75%	08/01/2031	22,000	23,493,793
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(d)	4.75%	06/01/2029	250	269,665
Series 2019 A, RB(d)	5.25%	06/01/2039	750	816,082
Series 2019 A, RB(d)	5.50%	06/01/2049	1,940	2,120,597
Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(d)	4.50%	07/01/2048	5,000	5,475,575
Series 2021 B, RB(d)	6.00%	07/01/2031	7,040	7,251,867
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,562,903
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,195,687
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,341,853
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,880,900
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $14,027)(d)(g)(j)	0.00%	01/01/2047	156	5,068
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,015)(d)(g)(j)	0.00%	01/01/2048	136	4,357
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,582)(d)(g)(j)	0.00%	01/01/2049	134	4,194
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,977)(d)(g)(j)	0.00%	01/01/2050	129	3,900
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,572)(d)(g)(j)	0.00%	01/01/2051	127	3,766
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $13,456)(d)(g)(j)	0.00%	01/01/2052	165	4,706
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $13,010)(d)(g)(j)	0.00%	01/01/2053	163	4,558
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,322)(d)(g)(j)	0.00%	01/01/2054	158	4,288
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,826)(d)(g)(j)	0.00%	01/01/2055	154	4,109
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,345)(d)(g)(j)	0.00%	01/01/2056	151	3,959
Series 2005 A-1, RB (Acquired 09/08/2005-07/31/2020; Cost $9,349,640)(d)(e)(g)	5.50%	07/01/2056	7,795	5,924,145
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,324)(d)(g)(j)	0.00%	01/01/2057	168	4,269
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,772)(d)(g)(j)	0.00%	01/01/2058	163	4,066
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,237)(d)(g)(j)	0.00%	01/01/2059	159	3,888
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,799)(d)(g)(j)	0.00%	01/01/2060	156	3,691
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,451)(d)(g)(j)	0.00%	01/01/2061	153	3,541
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,968)(d)(g)(j)	0.00%	01/01/2062	149	3,359
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,576)(d)(g)(j)	0.00%	01/01/2063	146	3,220
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,198)(d)(g)(j)	0.00%	01/01/2064	143	3,097
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,900)(d)(g)(j)	0.00%	01/01/2065	140	2,953
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,429)(d)(g)(j)	0.00%	01/01/2066	151	3,034
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $111,665)(d)(g)(j)	0.00%	01/01/2067	$ 1,821	$ 34,029
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	6,943,879
Series 2012 B-1, RB(j)	0.00%	10/01/2042	1,055	824,219
Series 2012 C-1, RB(j)	0.00%	10/01/2042	2,000	902,500
Series 2012, RB	6.00%	09/01/2045	5,875	5,942,033
Series 2015 A, RB	6.00%	02/01/2045	1,910	2,024,097
Series 2016 A, RB(d)	5.25%	05/01/2046	2,500	2,639,705
Series 2016 A, RB	5.25%	01/01/2052	10,960	10,732,288
Series 2017 A, RB	5.00%	12/01/2052	865	899,491
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	9,368,868
Series 2019 A, RB(d)	5.38%	06/01/2044	1,480	1,519,972
Series 2019 A, RB(d)	5.50%	06/01/2054	1,840	1,887,296
Series 2019, RB(d)	5.00%	06/15/2054	455	491,315
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(d)	5.00%	06/01/2040	760	833,673
Series 2020 A, RB(d)	5.00%	06/01/2049	1,340	1,448,757
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(d)	5.13%	06/01/2048	2,075	2,276,609
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	995	1,019,365
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,375,675
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2049	520	562,647
				108,137,508
Wyoming–0.06%
University of Wyoming; Series 2021 A, Ref. RB	5.00%	06/01/2029	4,795	6,151,950
Total Municipal Obligations (Cost $9,740,080,776)					10,169,673,521
U.S. Dollar Denominated Bonds & Notes–0.19%
California–0.05%
CalPlant I LLC;
Series 21A(d)	9.50%	10/12/2022	1,005	1,008,748
Series 21B(d)	9.50%	10/12/2022	3,820	3,831,995
				4,840,743
Louisiana–0.13%
Nola Oil Terminal LLC; Series 2021(d)(f)	12.00%	09/15/2022	13,000	12,990,380
Texas–0.01%
Aspen Power LLC;
Series 4(e)(f)	9.00%	11/15/2049	7,000	455,636
Series 1(e)(f)	9.00%	11/15/2049	3,500	227,818
Series 2(e)(f)	9.00%	11/15/2049	6,000	390,546
Series 3(e)(f)	9.00%	11/15/2049	2,750	179,000
				1,253,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $37,075,000)					19,084,123
			Shares
Common Stocks & Other Equity Interests–0.19%
Georgia–0.01%
Delta Air Lines, Inc.(n)			7,679	277,980
Michigan–0.00%
General Motors Co.(n)			2,919	168,922
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Shares	Value
Ohio–0.18%
Energy Harbor Corp.(n)	363,120	$ 17,792,880
Total Common Stocks & Other Equity Interests (Cost $11,063,438)		18,239,782
TOTAL INVESTMENTS IN SECURITIES(o)–103.22% (Cost $9,788,219,214)		10,206,997,426
FLOATING RATE NOTE OBLIGATIONS–(7.06)%
Notes with interest and fee rates ranging from 0.59% to 0.70% at 11/30/2021 and contractual maturities of collateral ranging from 05/01/2029 to 11/15/2057(p)		(698,220,000)
OTHER ASSETS LESS LIABILITIES–3.84%		379,973,815
NET ASSETS–100.00%		$9,888,751,241
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $1,023,521,218, which represented 10.35% of the Fund’s Net Assets.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $558,973,548, which represented 5.65% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2021 was $134,918,282, which represented 1.36% of the Fund’s Net Assets.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Zero coupon bond issued at a discount.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $60,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $1,171,072,099 are held by TOB Trusts and serve as collateral for the $698,220,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,067,234,793	$102,438,728	$10,169,673,521
U.S. Dollar Denominated Bonds & Notes	—	4,840,743	14,243,380	19,084,123
Common Stocks & Other Equity Interests	18,239,782	—	—	18,239,782
Total Investments in Securities	18,239,782	10,072,075,536	116,682,108	10,206,997,426
Other Investments - Assets
Investments Matured	—	8,343,027	9,764,540	18,107,567
Total Investments	$18,239,782	$10,080,418,563	$126,446,648	$10,225,104,993
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2021:
	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/21
Municipal Obligations	$130,581,188	$127,060	$(29,839,864)	$118,581	$(11,116,603)	$17,227,968	$—	$(4,659,602)	$102,438,728
U.S. Dollar Denominated Bonds & Notes	1,432,000	13,000,000	—	—	—	(188,620)	—	—	14,243,380
Investments Matured	15,813,407	754,427	(1,342,075)	—	(10,019,873)	4,558,654	—	—	9,764,540
Total	$147,826,595	$13,881,487	$(31,181,939)	$118,581	$(21,136,476)	$21,598,002	$—	$(4,659,602)	$126,446,648
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Rochester® Municipal Opportunities Fund